Average Annual Total Returns{- Fidelity Treasury Only Money Market Fund} - 04.30 Fidelity Hereford Street Trust Money Market Combo Retail Prospectus-09 - Fidelity Treasury Only Money Market Fund - Fidelity Treasury Only Money Market Fund - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	0.26%	0.80%	0.41%